UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.22%)

ADVERTISING – (0.26%)
28,500	WPP Group PLC, ADR	$1,709,288
AUTOMOBILES & COMPONENTS – (1.68%)
212,300	Harley-Davidson, Inc.	11,014,124
BROADCASTING & CABLE TV – (3.58%)
647,221	Comcast Corp., Special Class A*	16,921,593
384,400	Liberty Media Corp., Class A*	3,155,924
118,273	NTL Inc.*	3,428,129
		23,505,646
CAPITAL GOODS – (4.05%)
989,258	Tyco International Ltd.	26,591,255
CAPITAL MARKETS – (1.92%)
159,020	Ameriprise Financial, Inc.	7,165,441
66,300	Morgan Stanley	4,164,966
21,000	State Street Corp.	1,269,030
		12,599,437
COMMERCIAL BANKS – (7.26%)
101,700	Commerce Bancorp, Inc.	3,727,305
118,000	Fifth Third Bancorp	4,646,250
1,109,820	HSBC Holdings PLC	18,607,132
119,700	Lloyds TSB Group PLC, ADR	4,607,253
252,000	Wells Fargo & Co.	16,095,240
		47,683,180
COMMERCIAL SERVICES & SUPPLIES – (0.94%)
80,400	D&B Corp.*	6,165,072
CONSUMER DURABLES & APPAREL – (0.23%)
22,939	Hunter Douglas NV	1,523,364
CONSUMER FINANCE – (4.49%)
560,900	American Express Co.	29,475,295
CONSUMER SERVICES – (1.11%)
1,400	Apollo Group, Inc., Class A*	73,521
331,800	H&R Block, Inc.	7,183,470
		7,256,991
DIVERSIFIED FINANCIAL SERVICES – (8.02%)
299,833	Citigroup Inc.	14,161,113
622,648	JPMorgan Chase & Co.	25,927,063
146,900	Moody’s Corp.	10,497,474
42,800	Principal Financial Group, Inc.	2,088,640
		52,674,290

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (11.06%)
352,342	ConocoPhillips	$22,250,397
241,300	Devon Energy Corp.	14,760,321
202,200	EOG Resources, Inc.	14,558,400
161,800	Occidental Petroleum Corp.	14,990,770
75,700	Transocean Inc.*	6,078,710
		72,638,598
FOOD & STAPLES RETAILING – (6.28%)
516,000	Costco Wholesale Corp.	27,977,520
280,900	Wal-Mart Stores, Inc.	13,269,716
		41,247,236
FOOD, BEVERAGE, & TOBACCO – (6.90%)
401,700	Altria Group, Inc.	28,464,462
117,400	Diageo PLC, ADR	7,446,682
145,940	Heineken Holding NV	5,029,822
83,400	Hershey Co.	4,355,982
		45,296,948
HEALTH CARE EQUIPMENT & SERVICES – (3.87%)
102,500	Cardinal Health, Inc.	7,638,300
145,200	Caremark Rx, Inc.*	7,140,936
232,200	HCA, Inc.	10,632,438
		25,411,674
HOUSEHOLD & PERSONAL PRODUCTS – (0.83%)
175,300	Avon Products, Inc.	5,464,101
INSURANCE BROKERS – (1.51%)
135,100	Aon Corp.	5,608,001
146,900	Marsh & McLennan Cos, Inc.	4,312,984
		9,920,985
INTERNET RETAIL – (0.35%)
47,550	Expedia, Inc.*	964,076
46,050	IAC/InterActiveCorp*	1,356,863
		2,320,939
LIFE & HEALTH INSURANCE – (0.17%)
25,500	Sun Life Financial Inc.	1,085,280
MATERIALS – (4.43%)
86,300	BHP Billiton PLC	1,576,593
59,300	Martin Marietta Materials, Inc.	6,346,879
30,600	Rio Tinto PLC	1,553,464
251,300	Sealed Air Corp.	14,542,731
58,800	Vulcan Materials Co.	5,095,020
		29,114,687

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MOVIES & ENTERTAINMENT – (0.90%)
356,900	News Corp., Class A	$5,928,109
MULTI-LINE INSURANCE – (6.60%)
464,237	American International Group, Inc.	30,681,423
124,700	Loews Corp.	12,619,640
		43,301,063
PROPERTY & CASUALTY INSURANCE – (6.33%)
244	Berkshire Hathaway Inc., Class A*	22,045,400
42	Berkshire Hathaway Inc., Class B*	126,504
20,400	Chubb Corp.	1,946,976
1,500	Markel Corp.*	506,520
162,700	Progressive Corp. (Ohio)	16,963,102
		41,588,502
PUBLISHING – (1.29%)
30,800	Gannett Co., Inc.	1,845,536
84,700	Lagardere S.C.A.	6,615,383
		8,460,919
REINSURANCE – (1.00%)
112,437	Transatlantic Holdings, Inc.	6,571,943
SOFTWARE & SERVICES – (3.39%)
227,226	Iron Mountain Inc.*	9,257,187
477,600	Microsoft Corp.	13,007,436
		22,264,623
TECHNOLOGY HARDWARE & EQUIPMENT – (2.29%)
190,200	Dell Inc.*	5,670,813
123,800	Hewlett-Packard Co.	4,073,020
76,800	Lexmark International, Inc., Class A*	3,485,184
85,900	Nokia Oyj, ADR	1,779,848
		15,008,865
TELECOMMUNICATION SERVICES – (1.53%)
146,200	SK Telecom Co., Ltd., ADR	3,448,858
254,700	Sprint Nextel Corp.	6,581,448
		10,030,306
THRIFT & MORTGAGE FINANCE – (3.18%)
307,300	Golden West Financial Corp.	20,865,670
TRANSPORTATION – (1.77%)
1,196,000	China Merchants Holdings International Co., Ltd.	3,452,749
1,038,000	Cosco Pacific Ltd.	2,066,863

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (Continued)
7,300	Kuehne & Nagel International AG, Registered	$2,365,858
47,200	United Parcel Service, Inc., Class B	3,746,736
		11,632,206

Total Common Stock – (identified cost $459,772,477)	638,350,596

CONVERTIBLE BONDS – (0.38%)

TELECOMMUNICATION SERVICES – (0.38%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,496,000

SHORT TERM INVESTMENTS – (1.79%)

3,020,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $3,021,208
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-6.00%, 07/01/35-04/01/36, total market value $3,080,400)	3,020,000
1,497,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $1,498,400 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.50%-6.50%, 10/01/18-03/01/36, total market value $1,526,940)	1,497,000
7,190,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $7,192,894
	(collateralized by: U.S. Government agency mortgages and obligations
	in a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36
	total market value $7,333,800)	7,190,000

Total Short Term Investments – (identified cost $11,707,000)	11,707,000

Total Investments – (99.39%) – (identified cost $473,079,477) – (a)	652,553,596
Other Assets Less Liabilities – (0.61%)	4,034,479
Net Assets – (100.00%)	$656,588,075

*Non-Income Producing Security.

(a)  Aggregate cost for Federal Income Tax purposes is $474,548,228. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$187,057,209
Unrealized depreciation	(9,051,841)
Net unrealized appreciation	$178,005,368

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (91.76%)

CAPITAL GOODS – (4.07%)
190,000	Tyco International Ltd.	$5,107,200
CAPITAL MARKETS – (3.10%)
86,360	Ameriprise Financial, Inc.	3,891,381
COMMERCIAL BANKS – (10.32%)
179,900	Commerce Bancorp, Inc.	6,593,335
10,300	ICICI Bank Ltd., ADR	285,104
95,300	Wells Fargo & Co.	6,086,811
		12,965,250
COMMERCIAL SERVICES & SUPPLIES – (2.69%)
44,000	D&B Corp.*	3,373,920
CONSUMER FINANCE – (13.26%)
222,800	American Express Co.	11,708,140
114,200	First Marblehead Corp.	4,939,150
		16,647,290
CONSUMER SERVICES – (2.07%)
120,200	H&R Block, Inc.	2,602,330
DIVERSIFIED FINANCIAL SERVICES – (12.39%)
147,048	JPMorgan Chase & Co.	6,123,079
132,000	Moody’s Corp.	9,432,720
		15,555,799
FOOD, BEVERAGE, & TOBACCO – (2.64%)
46,800	Altria Group, Inc.	3,316,248
LIFE & HEALTH INSURANCE – (1.33%)
32,600	China Life Insurance Co., Ltd., ADR*	1,664,230
MATERIALS – (1.99%)
43,200	Sealed Air Corp.	2,499,984
MULTI-LINE INSURANCE – (10.26%)
100,387	American International Group, Inc.	6,634,577
61,800	Loews Corp.	6,254,160
		12,888,737
PROPERTY & CASUALTY INSURANCE – (12.34%)
7	Berkshire Hathaway Inc., Class A*	632,450
1,205	Berkshire Hathaway Inc., Class B*	3,629,460
50,100	FPIC Insurance Group, Inc.*	1,883,760
13,600	Markel Corp.*	4,592,448
45,600	Progressive Corp. (Ohio)	4,754,256
		15,492,374

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

REINSURANCE – (10.41%)
31,500	Everest Re Group, Ltd.	$2,941,155
173,437	Transatlantic Holdings, Inc.	10,137,393
		13,078,548
THRIFT & MORTGAGE FINANCE – (4.89%)
90,400	Golden West Financial Corp.	6,138,160

Total Common Stock – (identified cost $83,800,142)	115,221,451

SHORT TERM INVESTMENTS – (8.15%)

$2,121,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $2,121,848
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-6.00%, 07/01/35-04/01/36, total market
	value $2,163,420)	2,121,000
3,072,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $3,074,873
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.50%-6.50%, 10/01/18-03/01/36, total market
	value $3,133,440)	3,072,000
5,050,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $5,052,033
	(collateralized by: U.S. Government agency mortgages and obligations in
	a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36,
	total market value $5,151,000)	5,050,000

Total Short Term Investments – (identified cost $10,243,000)	10,243,000

Total Investments – (99.91%) – (identified cost $94,043,142) – (a)	125,464,451
Other Assets Less Liabilities – (0.09%)	106,856
Net Assets – (100.00%)	$125,571,307

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $94,369,271. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$31,706,313
Unrealized depreciation	(611,133)
Net unrealized appreciation	$31,095,180

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (93.15%)

APARTMENT REITS – (5.51%)
62,200	American Campus Communities, Inc.	$1,611,602
87,500	United Dominion Realty Trust, Inc.	2,497,250
		4,108,852
BUILDING PRODUCTS – (0.99%)
13,100	Florida Rock Industries, Inc.	736,482
DIVERSIFIED REITS – (12.16%)
78,600	Cousins Properties, Inc.	2,627,598
72,200	Duke Realty Corp.	2,739,990
103,100	Spirit Finance Corp.	1,257,820
25,431	Vornado Realty Trust.	2,441,376
		9,066,784
HEALTH CARE REITS – (2.94%)
66,200	Ventas, Inc.	2,196,516
MORTGAGE REITS – (1.34%)
40,100	Gramercy Capital Corp.	999,693
OFFICE PROPERTY REITS – (19.75%)
33,400	Alexandria Real Estate Equities, Inc.	3,184,022
30,100	Boston Properties, Inc.	2,806,825
43,000	Columbia Equity Trust, Inc.	755,940
72,100	Corporate Office Properties Trust	3,297,854
46,170	SL Green Realty Corp.	4,686,255
		14,730,896
REAL ESTATE OPERATIONS/DEVELOPMENT – (14.77%)
164,700	Brixton PLC	1,407,856
37,500	Capital & Regional PLC	751,208
33,100	Derwent Valley Holdings PLC	930,478
81,500	Forest City Enterprises, Inc., Class A	3,842,725
43,400	Hammerson PLC	934,999
55,400	Liberty International PLC	1,132,885
25,500	St. Joe Co.	1,602,420
36,100	Slough Estates PLC	418,343
		11,020,914
REGIONAL MALL REITS – (11.10%)
80,242	General Growth Properties, Inc.	3,921,426

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

REGIONAL MALL REITS – (Continued)
24,800	Macerich Co.	$1,833,960
14,100	Pennsylvania REIT	620,400
22,600	Simon Property Group, Inc.	1,901,564
		8,277,350
SHOPPING CENTER REITS – (14.39%)
55,125	Developers Diversified Realty Corp.	3,018,094
72,000	Kimco Realty Corp.	2,926,080
31,400	Pan Pacific Retail Properties, Inc.	2,226,260
38,200	Regency Centers Corp.	2,566,658
		10,737,092
TRANSPORTATION – (2.97%)
36,300	Alexander & Baldwin, Inc.	1,730,784
9,000	Florida East Coast Industries, Inc.	485,100
		2,215,884
WAREHOUSE & INDUSTRIAL REITS – (7.23%)
31,400	AMB Property Corp.	1,704,078
68,900	ProLogis	3,686,150
		5,390,228

Total Common Stock – (identified cost $47,731,588)	69,480,691

PREFERRED STOCK – (0.21%)

APARTMENT REITS – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	104,750
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	41,816
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,160

	Total Preferred Stock – (identified cost $113,921)	156,726

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

March 31, 2006 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (6.68%)

$802,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.80%,
	04/03/06, dated 03/31/06, repurchase value of $802,321
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-6.00%, 07/01/35-04/01/36, total market value $818,040)	$802,000
2,270,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.81%,
	04/03/06, dated 03/27/06, repurchase value of $2,272,123
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.50%-6.50%, 10/01/18-03/01/36, total market
	value $2,315,400)	2,270,000
1,911,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.83%,
	04/03/06, dated 03/31/06, repurchase value of $1,911,769
	(collateralized by: U.S. Government agency mortgages and obligations in
	a pooled cash account, 4.375%-6.125%, 09/17/10-02/01/36, total market
	value $1,949,220)	1,911,000

Total Short Term Investments – (identified cost $4,983,000)	4,983,000

Total Investments – (100.04%) – (identified cost $52,828,509) – (a)	74,620,417
Liabilities Less Other Assets – (0.04%)	(31,468)
Net Assets – (100%)	$74,588,949

(a) Aggregate cost for Federal Income Tax purposes is $52,830,217. At March 31, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$21,912,222
Unrealized depreciation	(122,022)
Net unrealized appreciation	$21,790,200

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2006

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2006